Subsequent Events (Details) (Xyratex Ltd, USD $)	12 Months Ended	0 Months Ended
	Nov. 30, 2013	Dec. 23, 2013 Subsequent events
Subsequent events
Share price (in dollars per share)		$ 13.25
Purchase price		$ 376,000,000
Adjustments in financial statements for effects on the business of definitive agreement	$ 0